Financial Debt - Schedule of Financial Debt (Parenthetical) (Detail) - USD ($) $ in Millions		Feb. 21, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [Line Items]
Loans secured by tangible assets and receivables			$ 809.8
Loans net of issuing fees			808.5
Aggregate outstanding principal amount of notes			2,955.3	$ 2,850.4	$ 2,884.8
Current portion of financial debt	[1]		2,902.8	2,782.1	96.5
Non-current portion of financial debt	[1]		52.3	66.7	2,787.6
Announcing or Commencing Implementation of Major Restructuring [Member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes		$ 1,205.1	2,985.1
Financial Debt [Member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes			2,955.1	2,848.8	$ 2,884.1
Current portion of financial debt			2,902.8	100.1
Non-current portion of financial debt			52.3	$ 2,748.7
Financial Debt [Member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes		1,205.0	2,955.0
Current portion of financial debt		10.0	10.0
Non-current portion of financial debt		$ 1,195.0	$ 1,195.0

[1]	On completion of the financial restructuring on February 21, 2018, the financial debt decreased from US$2,955 million as of December 31, 2017 down to US$1,205 million, out of which US$10 million are current and US$1,195 million are non-current. See note 2 and 13.